CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                 March 10, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re: Guggenheim Defined Portfolios, Series 1309 (the "Fund")
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Ladies and Gentlemen:

      Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on March 10, 2015, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission (the "Commission"). Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

      The Fund is expected to be comprised of the following unit investment trust: European Capital Strength & Hedged Currency Portfolio, Series 1 (the "Trust"). The Trust will invest in a portfolio of equity securities and exchange-traded funds. We asked that the Commission review the Trust as a result of the staff of the Commission's request that the first series of a strategy be reviewed.

      We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on as soon as practicable after the effective date of the Registration Statement.

      In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren at (312) 845-3484.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP